Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Operating Revenue
Schedule of operating revenue from time charters and bareboat charters and voyage charters

	Years ended December 31,
	2025	2024	2023
Time charters and bareboat charters	$995,852	$967,095	$963,192
Voyage charters	46,604	47,015	10,391
Total Operating Revenue	$1,042,456	$1,014,110	$973,583

Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

	Years ended December 31,
Charterer	2025	2024	2023
CMA CGM	21%	20%	23%
MSC	16%	13%	11%
HMM Korea	—%	—%	12%

Schedule of operating revenue by geographic location

Operating revenue by geographic location of the customers for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands of US$):

	Years ended December 31,
Continent	2025	2024	2023
Australia—Asia	$503,628	$532,800	$519,759
Europe	537,969	481,310	453,824
America	859	—	—
Total Operating Revenue	$1,042,456	$1,014,110	$973,583

Operating revenue by geographic location of the container vessels customers for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands of US$):

	Years ended December 31,
Continent	2025	2024	2023
Australia—Asia	$430,689	$465,176	$511,021
Europe	524,744	471,901	452,171
Total Operating Revenue	$955,433	$937,077	$963,192

Operating revenue by geographic location of the drubulk vessels customers for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands of US$):

	Years ended December 31,
Continent	2025	2024	2023
Australia—Asia	$72,939	$67,624	$8,738
Europe	13,225	9,409	1,653
America	859	—	—
Total Operating Revenue	$87,023	$77,033	$10,391